Commitments and Contingencies - Lease Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Operating lease assets	$ 51,637	$ 23,409
Current
Lease liability	3,590	2,511
Noncurrent
Operating lease liabilities	50,571	23,710
Total lease liabilities	$ 54,161	$ 26,221
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	us-gaap:OtherAssets	us-gaap:OtherAssets
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	us-gaap:LiabilitiesCurrentAbstract	us-gaap:LiabilitiesCurrentAbstract
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	us-gaap:OperatingLeaseLiabilityNoncurrent	us-gaap:OperatingLeaseLiabilityNoncurrent